SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
Schedule of segment information

			Corporate/
Year Ended December 31, 2018	LoyaltyOne	Card Services	Other	Total
	(In millions)
Revenues	$1,068.4	$4,597.6	$0.6	$5,666.6

Income (loss) before income taxes	$153.8	$1,381.6	$(320.4)	$1,215.0
Interest expense, net	5.6	385.9	150.8	542.3
Operating income (loss)	159.4	1,767.5	(169.6)	1,757.3
Depreciation and amortization	84.8	101.1	7.7	193.6
Stock compensation expense	10.0	13.3	21.1	44.4
Adjusted EBITDA (1)	254.2	1,881.9	(140.8)	1,995.3
Less: Securitization funding costs	—	220.2	—	220.2
Less: Interest expense on deposits	—	165.7	—	165.7
Adjusted EBITDA, net (1)	$254.2	$1,496.0	$(140.8)	$1,609.4

Capital expenditures	$34.0	$53.8	$5.5	$93.3

			Corporate/
Year Ended December 31, 2017	LoyaltyOne	Card Services	Other	Total
	(In millions)
Revenues	$1,303.5	$4,170.6	$0.6	$5,474.7

Income (loss) before income taxes	$161.6	$1,235.7	$(334.8)	$1,062.5
Interest expense, net	5.4	281.7	168.3	455.4
Operating income (loss)	167.0	1,517.4	(166.5)	1,517.9
Depreciation and amortization	81.7	98.4	7.8	187.9
Stock compensation expense	8.0	10.8	22.5	41.3
Adjusted EBITDA (1)	256.7	1,626.6	(136.2)	1,747.1
Less: Securitization funding costs	—	156.6	—	156.6
Less: Interest expense on deposits	—	125.1	—	125.1
Adjusted EBITDA, net (1)	$256.7	$1,344.9	$(136.2)	$1,465.4

Capital expenditures	$55.2	$54.2	$8.8	$118.2

			Corporate/
Year Ended December 31, 2016	LoyaltyOne	Card Services	Other	Total
	(In millions)
Revenues	$1,337.9	$3,675.0	$0.3	$5,013.2

Income (loss) before income taxes	$(27.3)	$1,108.0	$(301.7)	$779.0
Interest expense, net	3.3	210.3	157.3	370.9
Operating income (loss)	(24.0)	1,318.3	(144.4)	1,149.9
Depreciation and amortization	86.6	91.2	9.1	186.9
Stock compensation expense	10.1	14.1	17.3	41.5
Impact of expiry	241.7	—	—	241.7
Adjusted EBITDA (1)	314.4	1,423.6	(118.0)	1,620.0
Less: Securitization funding costs	—	125.6	—	125.6
Less: Interest expense on deposits	—	84.7	—	84.7
Less: Adjusted EBITDA attributable to non-controlling interest	5.5	—	—	5.5
Adjusted EBITDA, net (1)	$308.9	$1,213.3	$(118.0)	$1,404.2

Capital expenditures	$31.9	$49.4	$5.9	$87.2
(1)

Adjusted EBITDA is a non-GAAP financial measure equal to net income, the most directly comparable financial measure based on GAAP plus stock compensation expense, provision for income taxes, interest expense, net, depreciation and other amortization, and amortization of purchased intangibles. In 2018, adjusted EBITDA excluded costs related to the exploration of strategic alternatives for our Epsilon business. In 2016, adjusted EBITDA excluded the impact of the cancellation of the AIR MILES Reward Program’s five-year expiry policy on December 1, 2016.

Adjusted EBITDA, net is also a non-GAAP financial measure equal to adjusted EBITDA less securitization funding costs, interest expense on deposits and adjusted EBITDA attributable to the non-controlling interest. Effective April 1, 2016, we acquired the remaining 20% interest in BrandLoyalty to bring our ownership percentage to 100%. Adjusted EBITDA and adjusted EBITDA, net are presented in accordance with ASC 280 as they are the primary performance metrics utilized to assess performance of the segments.

The table below reconciles the reportable segments’ total assets to consolidated total assets:

			Corporate/	Discontinued
	LoyaltyOne	Card Services	Other	Operations	Total
	(In millions)
Total Assets
December 31, 2018	$2,200.2	$23,904.2	$125.9	$4,157.4	$30,387.7
December 31, 2017	$2,215.5	$23,974.1	$108.5	$4,386.7	$30,684.8
December 31, 2016	$1,901.7	$18,949.7	$128.5	$4,534.2	$25,514.1

Schedule of information concerning principal geographic areas

				Europe,
	United			Middle East
	States	Canada		and Africa	Asia Pacific	Other	Total
	(In millions)
Revenues
Year Ended December 31, 2018	$4,621.3	$411.3	(1)	$463.2	$122.0	$48.8	$5,666.6
Year Ended December 31, 2017	$4,192.5	$726.6		$411.4	$129.2	$15.0	$5,474.7
Year Ended December 31, 2016	$3,692.1	$691.4		$471.2	$149.1	$9.4	$5,013.2

Long Lived Assets
December 31, 2018	$4,693.1	$261.0		$698.6	$22.5	$0.8	$5,676.0
December 31, 2017	$4,910.5	$297.0		$750.2	$20.5	$1.0	$5,979.2

(1)

Upon adoption of ASC 606, certain redemption revenue for which we do not control the good or service prior to transferring it to the collector is recorded on a net basis, which reduced both redemption revenue and cost of operations by $283.4 million for the year ended December 31, 2018.